Income Tax (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020
Income Tax (Details) [Line Items]
Percentage of corporate tax rates		23.00%	23.00%	23.00%
Description of corporate tax rate reduced	the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.
Tax rate		25.00%	25.00%
Taxable income amount (in Euro) | €			€ 395,000
Net operating loss for tax (in Dollars)		$ 272,535
Remaining amount (in Dollars)		21,000
Capital loss for tax purposes (in Dollars)		586
Accumulated loss (in Dollars)		8,110
Tax deductible temporary difference value (in Dollars)		$ 49,000
Research and development deductible term period		3 years	3 years
Deferred tax (in Dollars)		$ 115
Nano Dimension Technologies Ltd. [Member]
Income Tax (Details) [Line Items]
Capital loss for tax purposes (in Dollars)		$ 938
Switzerland [Member]
Income Tax (Details) [Line Items]
Tax rate		12.44%	12.44%
United Kingdom [Member]
Income Tax (Details) [Line Items]
Tax rate		19.00%	19.00%
Netherlands [Member]
Income Tax (Details) [Line Items]
Tax rate		25.80%	25.80%
Taxable Income Euro [Member]
Income Tax (Details) [Line Items]
Taxable income amount (in Euro) | €			€ 395,000
Euro [Member]
Income Tax (Details) [Line Items]
Tax rate		15.00%	15.00%
US [Member]
Income Tax (Details) [Line Items]
Tax rate		21.00%	21.00%